Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
BALANCE AT MARCH 31, 2018 (as adjusted) at Mar. 31, 2018	$ 8,185,160	$ 29,154,874	$ (5,475,964)	$ 36,711,380
Net earnings (loss)				5,099,924	$ 5,099,924
Forfeiture of restricted stock			(50,000)
Issuance of restricted stock	20,000
Paid in capital – restricted stock awards		167,598
Cash dividends				(1,331,395)
BALANCE at Mar. 31, 2019	8,205,160	29,322,472	(5,525,964)	40,479,909	72,481,577
Net earnings (loss)				(5,249,210)	(5,249,210)
Issuance of restricted stock	90,000
Paid in capital – restricted stock awards		242,944
Cash dividends				(699,944)
BALANCE at Mar. 31, 2020	$ 8,295,160	$ 29,565,416	$ (5,525,964)	$ 34,530,755	$ 66,865,367